Employee Benefit Plans	9 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company maintains a 401(k) retirement plan that covers most of its employees. Under the plan, a full-time or regular part-time (over 20 hours/week) employee becomes a participant after completing six months of employment. Employees may elect to contribute up to 50 percent of regular gross pay, subject to federal law limits on the dollar amount that participants may contribute to the plan, each calendar year. The Company matches part of the employee contributions and may make a discretionary contribution to the plan. Total employer contributions were approximately $0.3 million for each of the years ended December 31, 2009 and 2010, $0.4 million for the year ended December 31, 2011, $0.3 million for the nine months ended September 30, 2011 and $0.5 million for the nine months ended September 30, 2012.

The Company also sponsors a defined contribution retirement plan that covers the employees of Proto Labs Limited. Total employer contributions were approximately $32,000 and $57,000 for the years ended December 31, 2010 and 2011, respectively. There were no employer contributions to this plan during 2009. Contributions to the plan were immaterial in the nine months ended September 30, 2011 and 2012, respectively.